Parametric Commodity Strategy Fund

September 30, 2019

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 99.3%

U.S. Treasury Obligations — 97.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 10/10/19	$23,000	$22,989,798
U.S. Treasury Bill, 0.00%, 11/7/19(1)	61,600	61,491,527
U.S. Treasury Bill, 0.00%, 1/2/20(1)	67,400	67,086,328
U.S. Treasury Bill, 0.00%, 1/30/20	26,000	25,844,812
U.S. Treasury Bill, 0.00%, 5/21/20(1)	6,000	5,931,750
U.S. Treasury Bill, 0.00%, 6/18/20	9,600	9,477,661
U.S. Treasury Bill, 0.00%, 7/16/20(1)	52,800	52,056,538
U.S. Treasury Bill, 0.00%, 8/13/20	42,400	41,757,082
U.S. Treasury Bill, 0.00%, 9/10/20(1)	20,800	20,459,638

Total U.S. Treasury Obligations (identified cost $306,790,474)		$307,095,134

Other — 2.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(2)	7,176,473	$7,175,756

Total Other (identified cost $7,175,437)		$7,175,756

Total Short-Term Investments (identified cost $313,965,911)		$314,270,890

Total Investments — 99.3% (identified cost $313,965,911)		$314,270,890

Other Assets, Less Liabilities — 0.7%		$2,260,834

Net Assets — 100.0%		$316,531,724

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2019.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	96	Long	11/29/19	$5,614,080	$(91,667)
Cocoa	234	Long	12/13/19	5,714,280	607
Coffee	300	Long	12/18/19	11,379,375	(1,586,382)
Copper	176	Long	12/27/19	11,345,400	(465,869)
Corn	617	Long	12/13/19	11,969,800	(817,301)
Cotton No. 2	190	Long	12/6/19	5,778,850	(953,465)
Feeder Cattle	43	Long	1/30/20	2,973,988	189,000
Gold	152	Long	12/27/19	22,388,080	1,764,682
Hard Red Winter Wheat	145	Long	12/13/19	3,008,750	(223,292)
Lean Hogs	207	Long	12/13/19	6,011,280	860,011
Live Cattle	268	Long	12/31/19	11,824,160	(80,759)
LME Copper	78	Long	10/16/19	11,127,188	(417,788)
LME Copper	77	Long	11/20/19	11,007,150	63,069
LME Copper	79	Long	12/18/19	11,304,406	(240,950)
LME Lead	121	Long	10/16/19	6,450,056	765,325
LME Lead	110	Long	11/18/19	5,881,563	510,125
LME Lead	110	Long	12/16/19	5,878,813	222,063
LME Nickel	158	Long	10/16/19	16,304,652	4,589,505
LME Nickel	128	Long	11/18/19	13,140,480	1,689,000
LME Nickel	113	Long	12/18/19	11,570,070	(280,367)
LME Primary Aluminum	513	Long	10/16/19	21,898,688	(1,106,156)
LME Primary Aluminum	497	Long	11/20/19	21,392,744	(550,481)
LME Primary Aluminum	509	Long	12/18/19	21,988,800	(709,419)
LME Tin	32	Long	10/14/19	2,548,640	(379,680)
LME Tin	35	Long	11/18/19	2,787,925	(152,830)
LME Tin	35	Long	12/16/19	2,787,925	(258,520)
LME Zinc	185	Long	10/16/19	11,245,688	(77,469)
LME Zinc	194	Long	11/20/19	11,695,775	500,413
LME Zinc	204	Long	12/18/19	12,196,650	255,275
Low Sulphur Gasoil	199	Long	12/12/19	11,537,025	(41,600)
Natural Gas	837	Long	12/27/19	21,946,140	(3,967,048)
NY Harbor ULSD	143	Long	11/29/19	11,341,730	(8,232)
Palladium	18	Long	12/27/19	2,965,500	408,006
Platinum	124	Long	1/29/20	5,513,040	(485,650)
RBOB Gasoline	359	Long	11/29/19	23,055,770	271,522
Robusta Coffee	220	Long	11/25/19	2,904,000	(7,750)
Silver	266	Long	12/27/19	22,607,340	1,914,770
Soybean	256	Long	1/14/20	11,769,600	383,038
Soybean Meal	190	Long	1/14/20	5,753,200	48,640
Soybean Oil	650	Long	1/14/20	11,430,900	38,772
Sugar No. 11	419	Long	2/28/20	5,936,392	(54,600)
Wheat	245	Long	12/13/19	6,072,938	(179,935)
White Sugar	177	Long	11/15/19	3,047,055	306,657
WTI Crude Oil	105	Long	11/20/19	5,667,900	(194,350)
LME Copper	78	Short	10/16/19	(11,127,188)	(36,625)
LME Copper	77	Short	11/20/19	(11,007,150)	241,106
LME Lead	121	Short	10/16/19	(6,450,056)	(511,413)
LME Lead	110	Short	11/18/19	(5,881,563)	(230,313)
LME Nickel	158	Short	10/16/19	(16,304,652)	(2,341,578)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
LME Nickel	128	Short	11/18/19	$(13,140,480)	$185,094
LME Primary Aluminum	513	Short	10/16/19	(21,898,688)	662,431
LME Primary Aluminum	497	Short	11/20/19	(21,392,744)	739,287
LME Tin	32	Short	10/14/19	(2,548,640)	162,355
LME Tin	35	Short	11/18/19	(2,787,925)	267,750
LME Zinc	185	Short	10/16/19	(11,245,688)	(553,844)
LME Zinc	194	Short	11/20/19	(11,695,775)	(314,038)

					$(280,868)

Abbreviations:

LME	-	London Metal Exchange

RBOB	-	Reformulated Blendstock for Oxygenate Blending

ULSD	-	Ultra-Low Sulfur Diesel

WTI	-	West Texas Intermediate

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2019 were $53,377,369 or 16.9% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

At September 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is commodity risk was $17,038,503 and $17,319,371, respectively.

At September 30, 2019, the value of the Fund’s investment in affiliated funds was $7,175,756, which represents 2.27% of the Fund’s consolidated net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.09%	$19,731,789	$301,816,213	$(314,375,373)	$3,305	$(178)	$7,175,756	$330,231	7,176,473

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments -
U.S. Treasury Obligations	$—	$307,095,134	$—	$307,095,134
Other	—	7,175,756	—	7,175,756
Total Investments	$—	$314,270,890	$—	$314,270,890
Futures Contracts	$17,038,503	$—	$—	$17,038,503
Total	$17,038,503	$314,270,890	$—	$331,309,393

Liability Description
Futures Contracts	$(17,319,371)	$—	$—	$(17,319,371)
Total	$(17,319,371)	$—	$—	$(17,319,371)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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